Net loss per preferred and common unit (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Antidilutive shares		1,084,725	1,084,725	1,084,725